Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

Note 10: —Leases

The Company leases office spaces under non cancelable operating lease agreements in Israel and the U.S. that expire through July 2023. The operating lease for the Company’s office space in Israel expires in December 2021 and contains a five-year renewal option, which the Company expects to utilize. The Company subleases a portion of its Israel office space.

The components of operating lease cost recorded under operating expenses for the year ended December 31, 2020 were as follows:

Fixed cost and variable cost that depend on an index	$3,192
Short term lease cost	277
Sublease income	(792)
$2,677

The Company’s net rent expenses prior to the adoption of the new lease guidance were $2,373 and $1,732 for the years ended December 31, 2019 and 2018 respectively. Sublease income was $931 and $1,367 for the years ended December 31, 2019 and 2018 respectively

Weighted average remaining lease term as of December 31, 2020	5.54 years
Weighted average discount rate	1.40%

The minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2020, were as follows:

2021	$3,335
2022	3,472
2023	3,167
2024	2,723
2025 and after	5,098
Total undiscounted lease payments	17,795
Less: imputed interest	(627)
Present value of lease liabilities	$17,168